COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Compensation payable for premature termination of operating lease [Member]
Commitments And Contingencies [Line Items]
Operating lease compensation payable for premature termination	¥ 1,302,000	¥ 5,211,000
Remaining compensation payable for premature termination of operating lease [Member]
Commitments And Contingencies [Line Items]
Operating lease compensation payable for premature termination	¥ 3,909,000
Compensation payable for premature termination of operating lease 1 [Member]
Commitments And Contingencies [Line Items]
Period over which landlord can initiate legal proceedings	3 years
Compensation payable for premature termination of operating lease 1 [Member] | Maximum
Commitments And Contingencies [Line Items]
Operating lease maximum compensation payable for premature termination of operating lease	¥ 58,003,000
Leasehold improvements and installation of equipment
Commitments And Contingencies [Line Items]
Purchase commitments	¥ 0